Offerings - Offering: 1	Nov. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 55,788,901,041.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,704,447.24
Offering Note

(1)	Title of each class of securities to which the transaction applies: common stock, par value $0.01 per share, of Electronic Arts Inc. (“Common Stock”).

(2)
Aggregate number of securities to which the transaction applies: As of the close of business on November 3, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 265,662,350, which consists of:

	a.	249,404,562 issued and outstanding shares of Common Stock;
	b.	3,427 shares of Common Stock underlying outstanding Company Options;
	c.	14,550,441 shares of Common Stock underlying Company RSUs (either currently outstanding or that may be issued after November 3, 2025); and
	d.	1,703,920 shares of Common Stock available for issuance under the Company ESPP.

(3)
Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on November 3, 2025, the underlying value of the transaction was calculated as the sum of:

	a.	the product of 249,404,562 issued and outstanding shares of Common Stock and $210.00 (the “Merger Consideration”);
	b.	the product of 3,427 shares of Common Stock underlying outstanding Company Options and $153.84 (which is the difference between the Merger Consideration and the weighted average exercise price of such In-the-Money Options of $56.16 per share);
	c.	the product of 14,550,441 shares of Common Stock underlying Company RSUs (either currently outstanding or that may be issued after November 3, 2025) and the Merger Consideration; and
	d.	the product of 1,703,920 shares of Common Stock available for issuance under the Company ESPP and the Merger Consideration.
In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00013810.